Variable Interest Entity - Schedule of Variable Interest Entity of Assets and Liabilities (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total current assets	$ 12,396,964	$ 17,854,356
Property, plant and equipment	3,702,853	3,516,313
Total assets	22,745,524	30,660,788
Intercompany payable to the WFOE	19,115,513	19,623,596
Total current liabilities	36,121,681	39,005,733
Total liabilities	36,121,681	39,005,733
Total equity	$ (13,376,157)	$ (8,344,945)